Long-Term Debt, Annual Principal Payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2023	Apr. 27, 2021
Annual Principal Payments [Abstract]
2024	$ 1,345,600
2025	3,911,600
Total long-term debt	5,257,200	$ 13,250,000
Interest incurred on long-term debt	737,207	719,105	$ 383,186
$18.0 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Minimum liquidity deposits	400,000	700,000
Face amount	18,000,000	18,000,000		$ 18,000,000	$ 18,000,000
Annual Principal Payments [Abstract]
Total long-term debt	$ 5,257,200	$ 13,250,000
Weighted average interest rate	8.10%	4.90%	3.30%